Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Note 12 - Subsequent events

In an effort to contain or slow the COVID-19 outbreak, authorities across the world have implemented various measures, some of which have been subsequently rescinded or modified, including travel bans, stay-at-home orders and shutdowns of certain businesses. The Company anticipates that these actions and the global health crisis caused by the COVID-19 outbreak, including any resurgences, will continue to negatively impact global economic activity. While the COVID-19 outbreak has not been fully contained, the Company expects negative impact on the Company’s business will continue during 2021.